Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Profit or loss [abstract]
Research and development expenses	$ (43)	$ (443)		$ (578)
General and administrative expenses	(1,203)	(1,270)		(1,419)
Impairment of intangible assets		(848)		(1,604)
Other losses				(10)
Operating loss from continuing operations	(1,246)	(2,561)		(3,611)
Issuance cost related to warrants to investors	(329)
Revaluation of warrants to purchase ADS's	765
Other finance income	37	23		4
Other finance expenses	(8)	(7)		(15)
Finance income (expenses), net	465	16		(11)
Loss from continuing operations	(781)	(2,545)		(3,622)
Loss from discontinued operations				(689)
Total loss	(781)	(2,545)		(4,311)
Items that may be reclassified to profit or loss:
Changes in the fair value of available-for-sale financial assets	(116)	163
Realized gain from sale available-for-sale financial assets			[1]
Other comprehensive income	(116)	163
Total comprehensive loss	(897)	(2,382)		(4,311)
Total loss attributable to:
Equity holders of the Company	(781)	(2,545)		(4,313)
Non-controlling interests from discontinued operations				2
Total loss	(781)	(2,545)		(4,311)
Total comprehensive loss attributable to:
Equity holders of the Company	(897)	(2,382)		(4,313)
Non-controlling interests from discontinued operations				2
Comprehensive income	$ (897)	$ (2,382)		$ (4,311)
Basic and diluted loss per share:
From continuing operations	$ (0.002)	$ (0.009)		$ (0.014)
From discontinued operations				(0.003)
Loss per share for the period	$ (0.002)	$ (0.009)		$ (0.017)
Weighted average number of issued ordinary shares	470,188,629	274,035,533		263,730,467

[1]	Representing amount less than $1 thousand